Federated Hermes MDT Balanced Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.52%	13.10%
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.25%	(0.33%)	1.35%
Blended Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	15.04%	8.66%	8.52%
Morningstar Moderate Allocation Funds Category[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.28%	6.63%	6.33%
A
Prospectus [Line Items]
Average Annual Return, Percent		10.25%	8.02%	7.18%
C
Prospectus [Line Items]
Average Annual Return, Percent		14.79%	8.43%	7.14%
IS
Prospectus [Line Items]
Average Annual Return, Percent		16.97%	9.52%	8.06%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.92%	7.45%	6.43%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.72%	6.94%	5.97%
R6
Prospectus [Line Items]
Average Annual Return, Percent		17.03%	9.55%	7.99%

[1]	The S&P 500 Index is an unmanaged capitalization-weighted, broad-based benchmark index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[3]	The Fund’s Blended Index, which reflects 60% of the S&P 500 Index and 40% of the Bloomberg US Aggregate Bond Index, is being used for comparison purposes because, although it is not the Fund’s broad-based securities market index, the Fund’s Adviser believes it is more reflective of the Fund’s balanced investment style.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.